Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Cost	¥ 179	¥ 168
Additions	97	100
Business combination	2	1
Disposals	(1)	(2)
Depreciation charge	(101)	(88)	¥ (78)
Closing net book amount	176	179	168
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	364	335
Closing net book amount	452	364	335
Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(185)	(167)
Closing net book amount	(276)	(185)	(167)
Servers And Network Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cost	124	121
Additions	53	63
Business combination	1
Disposals	(1)
Depreciation charge	(66)	(60)
Closing net book amount	111	124	121
Servers And Network Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	264	217
Closing net book amount	315	264	217
Servers And Network Equipment | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(140)	(96)
Closing net book amount	(204)	(140)	(96)
Leasehold improvements [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	26	31
Additions	11	13
Disposals		(1)
Depreciation charge	(13)	(17)
Closing net book amount	24	26	31
Leasehold improvements [member] | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	59	88
Closing net book amount	67	59	88
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(33)	(57)
Closing net book amount	(43)	(33)	(57)
Office Furniture Equipment And Other
Disclosure Of Property Plant And Equipment [Line Items]
Cost	29	16
Additions	33	24
Business combination	1	1
Disposals		(1)
Depreciation charge	(22)	(11)
Closing net book amount	41	29	16
Office Furniture Equipment And Other | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	41	30
Closing net book amount	70	41	30
Office Furniture Equipment And Other | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(12)	(14)
Closing net book amount	¥ (29)	¥ (12)	¥ (14)